SCHEDULE OF DISCONTINUED OPERATIONS FOR SUMMIT HEALTHCARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 44,698
Cost of sales		143,232
Research and development		4,361
General and administrative		630,231
Impairment of goodwill and intangible assets
Loss from discontinued operations		$ (733,126)